Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2019	December 31, 2018
	$	$
Customer relationships At cost, less accumulated amortization of $0.7 million (2018 - $8.2 million) (1)	2,545	9,724
Customer contracts At cost, less accumulated amortization of $nil (2018 - $2.7 million) (1)	—	1,901
	2,545	11,625

(1)
The customer relationships and customer contracts are being amortized over weighted average amortization periods of 10 years and 7.6 years, respectively. Amortization of intangible assets for the year ended December 31, 2019 was $2.2 million (2018 - $2.9 million, 2017 - $3.3 million). Amortization of intangible assets for the five years subsequent to 2019 is expected to be, $0.6 million (2020), $0.5 million (2021), $0.4 million (2022), $0.4 million (2023), $0.3 million (2024) and $0.3 million (thereafter).